Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 17,059	$ 13,597	$ 33,887	$ 25,156
Israel [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	129	178	193	431
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	3,279	841	5,094	1,574
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,353	1,987	4,574	3,507
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,652	3,013	4,329	4,462
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,318	1,207	4,556	3,098
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,830	4,082	4,710	6,129
Japan [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,682	837	3,011	2,036
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 3,816	$ 1,452	$ 7,420	$ 3,919